SIGNIFICANT ACCOUNTING POLICIES - Funds administration (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fondo de Capital Privado Fondo Inmobiliario Colombia
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
Proportion of ownership interest in subsidiary	49.96%	49.96%	51.29%
Assets managed	$ 4,128,801	$ 3,751,981
Fideicomiso Lote Abelardo Castro
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
Proportion of ownership interest in subsidiary	66.77%	66.77%	67.39%
Assets managed	$ 13,314	$ 12,900
Fideicomiso Lote Distrito Vera B1B2
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
Proportion of ownership interest in subsidiary	66.77%	66.77%
Assets managed	$ 58,459	$ 63,010
Fideicomiso Lote Distrito Vera B3B4
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
Proportion of ownership interest in subsidiary	66.77%	66.77%
Assets managed	$ 56,364	$ 60,684
Banistmo Panama Fondo de Inversion S.A. (Before Suvalor Panama Fondos de Inversion S.A.)
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Panamá
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Assets managed	$ 522,777	$ 500,922